Disclosure of detailed information about foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Cash and cash equivalents	$ 515,497	$ 356,499	$ 146,864
Other financial assets	25,525	25,302	34,245
Other financial liabilities	(31,196)	(47,561)	$ (41,838)
Currency risk [Member] | Amounts Held In CAD [Member]
Statements [Line Items]
Cash and cash equivalents	11,498	9,518
Trade and other receivables	711	530
Other financial assets	15,159	22,255
Trade and other payables	(5,341)	(6,115)
Other financial liabilities	0	(6,961)
Net financial assets (liabilities)	22,027	19,227
Currency risk [Member] | Amounts Held In USD [Member]
Statements [Line Items]
Cash and cash equivalents	29,740	20,597
Trade and other receivables	42,056	77,824
Other financial assets	0	0
Trade and other payables	(3,133)	(9,687)
Other financial liabilities	0	0
Net financial assets (liabilities)	68,663	88,734
Currency risk [Member] | Amounts Held In PEN [Member]
Statements [Line Items]
Cash and cash equivalents	13,934	3,692
Trade and other receivables	1,272	1,114
Other financial assets	0	0
Trade and other payables	(19,513)	(17,917)
Other financial liabilities	(21,361)	(22,568)
Net financial assets (liabilities)	$ (25,668)	$ (35,679)